Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Hippo Holdings Inc.
Entity Incorporation, Date of Incorporation	DE
Entity File Number	001-39711
Entity Tax Identification Number	32-0662604
Entity Address, Address Line One	One Almaden Blvd., Suite 400
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95113
City Area Code	650
Local Phone Number	294-8463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	HIPO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001828105
Amendment Flag	false